AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2023
	Shares	Value
Common Stocks - 99.3%
Communication Services - 11.6%
Alphabet, Inc., Class A (United States)*	17,164	$2,278,006
Charter Communications, Inc., Class A (United States)*	3,460	1,401,958

Total Communication Services		3,679,964
Consumer Discretionary - 4.8%
Amazon.com, Inc. (United States)*	11,427	1,527,561
Consumer Staples - 6.7%
Diageo PLC (United Kingdom)	20,563	897,417
Unilever PLC (United Kingdom)	22,913	1,233,357

Total Consumer Staples		2,130,774
Financials - 18.3%
Fiserv, Inc. (United States)*	9,539	1,203,917
Intercontinental Exchange, Inc. (United States)	11,983	1,375,649
Mastercard, Inc., Class A (United States)	4,914	1,937,492
Moody's Corp. (United States)	3,703	1,306,233

Total Financials		5,823,291
Health Care - 25.3%
Becton Dickinson & Co. (United States)	3,392	945,079
Bio-Rad Laboratories, Inc., Class A (United States)*	1,916	776,670
Catalent, Inc. (United States)*	11,611	563,366
The Cooper Cos, Inc. (United States)	3,185	1,246,163
Elevance Health, Inc. (United States)	1,954	921,565
Illumina, Inc. (United States)*	2,589	497,476
Sonic Healthcare, Ltd. (Australia)	33,988	803,062
Thermo Fisher Scientific, Inc. (United States)	1,780	976,615
	Shares	Value

UnitedHealth Group, Inc. (United States)	2,588	$1,310,485

Total Health Care		8,040,481
Industrials - 28.4%
Aena SME SA (Spain)[1]	7,270	1,160,962
Airbus SE (France)	11,487	1,692,035
Automatic Data Processing, Inc. (United States)	2,939	726,697
BAE Systems PLC (United Kingdom)	76,388	913,529
Canadian Pacific Kansas City, Ltd. (Canada)	20,023	1,647,693
Equifax, Inc. (United States)	1,993	406,731
Safran SA (France)	5,992	994,751
Vinci, S.A. (France)	12,527	1,471,263

Total Industrials		9,013,661
Information Technology - 4.2%
Microsoft Corp. (United States)	3,944	1,324,868

Total Common Stocks (Cost $29,807,622)		31,540,600
Short-Term Investments - 0.8%
Other Investment Companies - 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.14%[2]	102,727	102,727
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.23%[2]	154,091	154,091

Total Short-Term Investments (Cost $256,818)		256,818
Total Investments - 100.1% (Cost $30,064,440)		31,797,418
Other Assets, less Liabilities - (0.1)%		(36,021)
Net Assets - 100.0%		$31,761,397

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the value of this security amounted to $1,160,962 or 3.7% of net assets.
[2]	Yield shown represents the July 31, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Veritas Global Focus Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$2,781,121	$6,232,540	—	$9,013,661
Health Care	7,237,419	803,062	—	8,040,481
Financials	5,823,291	—	—	5,823,291
Communication Services	3,679,964	—	—	3,679,964
Consumer Staples	—	2,130,774	—	2,130,774
Consumer Discretionary	1,527,561	—	—	1,527,561
Information Technology	1,324,868	—	—	1,324,868
Short-Term Investments
Other Investment Companies	256,818	—	—	256,818
Total Investments in Securities	$22,631,042	$9,166,376	—	$31,797,418

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2023, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at July 31, 2023, was as follows:
Country	% of Long-Term Investments
Australia	2.5
Canada	5.2
France	13.2
Spain	3.7
United Kingdom	9.7
United States	65.7
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.